Auditor's Fee (Tables)	12 Months Ended
Dec. 31, 2021
Auditors' Fee
Auditors fees expenses

	Year Ended December 31,
	2021	2020	2019
EY
Audit services	6,235	4,449	645
Other audit activities	2,105	3,774	3,343
Tax advice	73	—	—
Other services	—	—	98
Total	8,413	8,223	4,086

KPMG
Audit services	472	102	—
Other audit activities	1,178	2,552	—
Total	1,650	2,654	—

Other auditors
Audit services	471	102	—
Other audit activities	79	—	—
Total	550	102	—

Total audit fee	10,613	10,979	4,086